SHARE CAPITAL, WARRANTS AND OPTIONS (Details Narrative)			1 Months Ended		3 Months Ended			12 Months Ended
	Aug. 03, 2022 $ / shares shares	Apr. 26, 2022	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 CAD ($)	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($) shares		Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Share consolidation description					5-for-1
Common share issued						86,540,753
Warrants outstanding					1,551,005			1,098,786
Outstanding shares	31,748,399
Share capital of the company immediately post RTO, Shares	113,905,935
Share based compensation | $						$ 2,593,095
Reserves | $					$ 284,116			$ 7,731,117
Deferred share unit plan [member]
IfrsStatementLineItems [Line Items]
Shares outstanding					322,901			200,000
Share based compensation | $					$ 157,292			$ 298,000
Premium nickel resources corporation [member]
IfrsStatementLineItems [Line Items]
Common share issued	82,157,536
Common stock price per shares | $ / shares	$ 2.00
Outstanding shares	77,948,368
North American Nickel Inc [member]
IfrsStatementLineItems [Line Items]
Share capital of the company immediately post RTO, Shares	31,748,399
North American Nickel Inc [member] | Amalgamation Agreement [Member]
IfrsStatementLineItems [Line Items]
Share consolidation description		5-to-1
Exchange ratio for RTO		1.054
Brokered private placement [member]
IfrsStatementLineItems [Line Items]
Common share issued					4,437,184
Common stock price per shares | $ / shares					$ 1.75
Gross proceeds | $					$ 7,765,072
Broker warrants [member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionForOfferingShares]					In connection with the Offering, the Company: (a) paid to the agents a cash commission of $473,383, equal to 6% of the gross proceeds (other than on certain president’s list purchasers on which a cash commission of 3% was paid); and (b) issued to the agents that number of non-transferable broker warrants of the Company (the “Broker Warrants”) as is equal to 6% of the number of common Shares sold under the Offering (other than on common shares issued to president’s list purchasers on which Broker Warrants equal to 3% were issued).
[custom:WarrantExercisePrice-0] | $ / shares					$ 1.75
Warrants outstanding					221,448
Fair value of warrants liability | $					$ 167,939
Share issuance cost | $					$ 133,164
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Common share issued					120,958,527			116,521,343
Shares outstanding					120,958,527	82,106,977	[1]	116,521,343	76,679,908
Non-brokered private placement [member]
IfrsStatementLineItems [Line Items]
Gross proceeds			$ 17,731,238	$ 22,388,599
Common share price per share | $ / shares			$ 2.00
Non-brokered private placement [member] | Finder one [member]
IfrsStatementLineItems [Line Items]
Commision percentage			6.00%
Cash commission | $				1,535,727
Non-brokered private placement [member] | Finder two [member]
IfrsStatementLineItems [Line Items]
Commision percentage			6.00%
Value of shares issued | $				$ 176,398
Series 1 convertible preferred shares [member]
IfrsStatementLineItems [Line Items]
Convertible preferred shares					100,000,000
Ordinary shares [member] | Non-brokered private placement [member]
IfrsStatementLineItems [Line Items]
Common share issued			8,936,167
Ordinary shares [member] | Non-brokered private placement [member] | Finder two [member]
IfrsStatementLineItems [Line Items]
Common share issued			70,548

[1]	The number of shares shown is on a pre-RTO and pre-consolidation basis, representing the actual number of shares outstanding of PNRC as at March 31, 2022. In connection with the RTO, shareholders of PNRC exchanged their shares at a rate of 1.054 shares of the Company for each share of PNRC (Note 3). The number of shares on a post-RTO, post-consolidation basis as at March 31, 2022 would be 86,540,753.